Significant Accounting Policies - Schedule of Fair Value of Level 3 Derivative Liabilities on Fair Value of Recurring Basic (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Balance - January 1, 2020
Derivative liabilities associated with the issuance of common stock warrants	513,534
Derivative liabilities associated with the issuance of placement agent warrants	32,502
Change in fair value of derivative liabilities	(346,129)			$ (191,656)
Balance - March 31, 2020	$ 199,907